Cash, Cash Equivalents, and Restricted Cash - Schedule of Cash, Cash Equivalents Restricted Cash and Restricted Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Cash Cash Equivalents Restricted Cash And Restricted Cash Equivalents [Line Items]
Cash	$ 25,098	$ 1,335		$ 201
Cash equivalents:
Money market funds	4,995	1,104		25,198
Restricted cash:
Certificates of deposit	475	217		289
Total cash, cash equivalents, and restricted cash	30,640	2,728	$ 4,896	25,982	$ 43,782
Certificates of Deposit
Restricted cash:
Certificates of deposit	$ 547	$ 289		$ 583